Income and expenses - Revenue per type of good or service (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of revenue by category [line items]
Revenue	€ 267,633	€ 266,765	€ 256,127
Software revenue (non-medical)
Disclosure of revenue by category [line items]
Revenue	40,907	43,899	44,442
Software revenue (medical)
Disclosure of revenue by category [line items]
Revenue	37,299	33,756	31,700
Medical devices and services
Disclosure of revenue by category [line items]
Revenue	96,941	82,602	69,676
Manufacturing
Disclosure of revenue by category [line items]
Revenue	€ 92,486	€ 106,508	€ 110,310